PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 25,622	$ 4,021	¥ 61,313
Loan receivables	169,272	26,562	67,367
Advances to employees	2,708	425	3,654
Receivables from disposal of medical equipment			7,330
Interest receivable			157
Dividend receivable			766
Deductible value-added tax	45,031	7,066	37,015
Tax refund	216	34	222
Capital contribution of contingently redeemable noncontrolling interest			31,415
Due from hospital	978	153	831
Deferred expenses	1,868	293
Others	26,177	4,109	15,501
Prepayments and other current assets, gross	271,872	42,663	225,571
Allowance for credit losses	(14,853)	(2,331)	(12,528)
Prepayments and other current assets	¥ 257,019	$ 40,332	¥ 213,043